Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2022
Derivatives instrument [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	4.18%
Derivatives instrument [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	5.20%
Borrowings and debentures [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	4.89%
Borrowings and debentures [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	5.10%
Long-term payables - other [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	4.59%
Long-term payables - other [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	5.06%